Earnings per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings per share [abstract]
Summary Of Earning Per Share Basic And Diluted
The following table summarizes the amounts used to calculate basic and diluted earnings per share:

	For the six months ended June 30,
(€ thousands)	2022	2021
Profit attributable to shareholders of the Parent Company	14,038	28,157
Basic weighted average number of shares outstanding	237,314,960	201,580,550
Diluted weighted average number of shares outstanding	238,930,441	202,515,100
Basic earnings per share in €	0.06	0.14
Diluted earnings per share in €	0.06	0.14

The following table summarizes the amounts used to calculate basic and diluted earnings per share:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
(Loss)/Profit for the year attributable to shareholders of the Parent Company	(136,001)	(50,577)	21,749
Weighted average number of shares for basic earnings per share	203,499,933	201,489,100	201,561,100
Weighted average number of shares for diluted earnings per share	203,499,933	201,489,100	201,561,100
Basic earnings per share in Euro	(0.67)	(0.25)	0.11
Diluted earnings per share in Euro	(0.67)	(0.25)	0.11